Note 7 - Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 88-0320154 001 [Member]
Notes to Financial Statements
EBP, Subsequent Event [Text Block]
(7)	Subsequent Events

Plan management has evaluated the effects of events that have occurred subsequent to December 31, 2025 through the issuance of these financial statements and have identified no subsequent events which require reporting or disclosure in these financial statements.